Related Party Transactions - Schedule of Due from Related Parties (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Due from related parties-current
Subtotal-due from related parties-current				$ 21,356
Due to related parties-non current
Due to related parties-non current		7,973,375		7,602,043
Total		8,045,525		7,672,047
Technology service fee payable
Nature Technology service fee payable		1,652,095	$ 4,825,596
Repayment of loans from a related party
Repayment of loans from a related party			150,000
Zhizhen Guorui [Member]
Due from related parties-current
Other receivables-current		14,626,604		14,092,369
Technology service fee payable
Nature Technology service fee payable			79,596
Shanghai Aoshu [Member]
Due from related parties-current
Other receivables-current		20,714		20,098
Credit losses provisions [Member]
Due from related parties-current
Allowance for credit losses		(14,647,318)		(14,091,111)
Shanghai Shenghan [Member]
Due to related parties-current
Due to related parties-current		72,150		70,004
Technology service fee payable
Nature Technology service fee payable			3,378
Hui Yuan [Member]
Due to related parties-current
Due to related parties-current	[1]
Due to related parties-non current
Due to related parties-non current	[1]	7,973,375		7,602,043
Loans from a related party
Loans from a related party			94,261
Repayment of loans from a related party
Repayment of loans from a related party		176,731	$ 150,000
Related Party [Member]
Due to related parties-current
Due to related parties-current		$ 72,150		$ 70,004

[1]	Hui Yuan provided several interest-free loans to the Group for its daily operation needs before 2022. In 2023, the Group entered into agreement with Hui Yuan to establish an annual interest rate for the outstanding loans. The interest shall be calculated at an annual rate of 6.8% based on the actual number of days used from January 1, 2023. The maturity of the loans from Hui Yuan will be extended based on mutual consent. As of December 31, 2025 and June 30, 2026, the corresponding balance due to Hui Yuan was $7,672,047, and $8,045,525, respectively.